Columbia Variable Portfolio – High Yield Bond Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.6%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	2,584,000	1,608,540
Electric 0.7%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	2,398,622	2,158,655
Total Convertible Bonds (Cost $4,123,900)			3,767,195

Corporate Bonds & Notes 92.9%

Aerospace & Defense 1.9%
Bombardier, Inc.(a)
04/15/2027	7.875%	472,000	472,724
Bombardier, Inc.(a),(b)
07/01/2031	7.250%	164,000	164,463
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	429,000	467,916
11/15/2030	9.750%	375,000	419,535
TransDigm, Inc.(a)
08/15/2028	6.750%	1,291,000	1,309,925
03/01/2029	6.375%	1,197,000	1,200,658
03/01/2032	6.625%	1,222,000	1,234,567
Total			5,269,788
Airlines 2.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	2,571,452	2,554,179
04/20/2029	5.750%	1,384,753	1,362,181
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	1,067,027	1,003,846
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	1,196,147	1,204,757
Total			6,124,963
Automotive 1.8%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	220,000	217,981
04/01/2027	6.500%	44,000	43,834
Clarios Global LP(a)
05/15/2025	6.750%	700,000	701,022
Ford Motor Credit Co. LLC
06/16/2025	5.125%	414,000	410,441
11/13/2025	3.375%	728,000	700,574
08/17/2027	4.125%	689,000	653,992
11/04/2027	7.350%	483,000	506,688
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHO Verwaltungs GmbH(a),(c)
09/15/2026	4.750%	155,000	150,702
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	600,000	590,310
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	761,000	762,020
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	351,000	369,885
Total			5,107,449
Banking 0.1%
Ally Financial, Inc.
05/21/2024	3.875%	208,000	207,351
Brokerage/Asset Managers/Exchanges 2.1%
AG Issuer LLC(a)
03/01/2028	6.250%	29,000	28,340
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	986,000	1,020,478
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	672,000	735,367
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	510,000	485,361
Hightower Holding LLC(a)
04/15/2029	6.750%	736,000	691,195
NFP Corp.(a)
08/15/2028	4.875%	1,061,000	1,063,007
08/15/2028	6.875%	636,000	644,074
10/01/2030	7.500%	778,000	819,880
10/01/2031	8.500%	328,000	361,152
Total			5,848,854
Building Materials 1.7%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	574,000	537,316
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	514,000	499,627
08/01/2030	6.500%	684,000	694,451
Interface, Inc.(a)
12/01/2028	5.500%	119,000	114,000
SRS Distribution, Inc.(a)
07/01/2028	4.625%	1,303,000	1,313,718
12/01/2029	6.000%	686,000	700,474
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	536,000	556,909

Columbia Variable Portfolio – High Yield Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Buyer LLC(a)
10/15/2028	6.875%	316,000	310,035
Total			4,726,530
Cable and Satellite 4.8%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	666,000	620,176
06/01/2029	5.375%	1,246,000	1,140,566
03/01/2030	4.750%	1,876,000	1,609,206
08/15/2030	4.500%	1,354,000	1,137,378
02/01/2032	4.750%	764,000	624,276
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	340,000	273,119
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	175,000	132,076
CSC Holdings LLC(a)
12/01/2030	4.625%	1,355,000	688,367
02/15/2031	3.375%	2,588,000	1,756,059
DISH Network Corp.(a)
11/15/2027	11.750%	515,000	526,067
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	607,000	569,108
08/01/2027	5.000%	299,000	287,865
07/15/2028	4.000%	380,000	347,700
07/01/2030	4.125%	310,000	271,016
Videotron Ltd.(a)
06/15/2029	3.625%	676,000	610,533
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,426,000	1,224,272
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	1,045,000	893,718
Ziggo BV(a)
01/15/2030	4.875%	527,000	472,904
Total			13,184,406
Chemicals 4.4%
Ashland LLC(a)
09/01/2031	3.375%	855,000	723,523
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	483,000	502,113
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	509,000	455,996
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	615,000	621,595
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,110,000	1,017,462
HB Fuller Co.
10/15/2028	4.250%	596,000	552,660
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herens Holdco Sarl(a)
05/15/2028	4.750%	740,000	647,374
INEOS Finance PLC(a)
04/15/2029	7.500%	827,000	829,549
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	636,000	682,677
Ingevity Corp.(a)
11/01/2028	3.875%	953,000	860,964
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	755,000	631,652
Iris Holdings, Inc.(a),(c)
02/15/2026	8.750%	353,000	303,893
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	824,000	746,479
11/15/2028	9.750%	1,086,000	1,157,835
SPCM SA(a)
03/15/2027	3.125%	301,000	278,006
WR Grace Holdings LLC(a)
06/15/2027	4.875%	891,000	847,502
08/15/2029	5.625%	1,435,000	1,284,505
03/01/2031	7.375%	169,000	171,476
Total			12,315,261
Construction Machinery 1.4%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	2,308,000	2,112,977
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	768,493
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	667,000	680,728
03/15/2031	7.750%	167,000	174,710
Total			3,736,908
Consumer Cyclical Services 1.7%
APX Group, Inc.(a)
02/15/2027	6.750%	466,000	468,604
Arches Buyer, Inc.(a)
06/01/2028	4.250%	924,000	813,134
12/01/2028	6.125%	893,000	749,253
Match Group, Inc.(a)
06/01/2028	4.625%	782,000	738,611
02/15/2029	5.625%	276,000	268,200
Uber Technologies, Inc.(a)
08/15/2029	4.500%	1,758,000	1,671,779
Total			4,709,581
Columbia Variable Portfolio – High Yield Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 1.4%
Acushnet Co.(a)
10/15/2028	7.375%	128,000	132,539
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	1,360,000	1,347,332
Newell Brands, Inc.
09/15/2027	6.375%	218,000	215,168
Prestige Brands, Inc.(a)
01/15/2028	5.125%	335,000	326,078
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	530,000	456,581
02/01/2032	4.375%	175,000	150,940
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	694,000	680,190
07/15/2030	5.500%	248,000	242,844
03/15/2031	3.875%	230,000	221,948
Total			3,773,620
Diversified Manufacturing 2.2%
Chart Industries, Inc.(a)
01/01/2030	7.500%	364,000	378,063
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	867,000	875,366
Esab Corp.(a),(b)
04/15/2029	6.250%	295,000	296,577
Madison IAQ LLC(a)
06/30/2028	4.125%	998,000	923,243
06/30/2029	5.875%	333,000	305,280
Resideo Funding, Inc.(a)
09/01/2029	4.000%	569,000	510,348
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	257,000	248,329
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	1,417,000	1,446,789
03/15/2029	6.375%	538,000	543,653
03/15/2032	6.625%	691,000	702,457
Total			6,230,105
Electric 4.8%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,129,000	1,074,152
02/15/2031	3.750%	2,436,000	2,098,124
01/15/2032	3.750%	1,003,000	844,287
FirstEnergy Corp.
11/15/2031	7.375%	225,000	264,383
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	338,000	290,910
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	495,000	491,054
10/15/2026	3.875%	155,000	144,679
09/15/2027	4.500%	780,000	730,958
01/15/2029	7.250%	489,000	500,887
NRG Energy, Inc.
01/15/2028	5.750%	440,000	437,589
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,846,000	1,770,493
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	174,000	161,938
PG&E Corp.
07/01/2028	5.000%	260,000	251,831
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,207,000	1,150,594
01/15/2030	4.750%	828,000	759,907
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,099,000	1,082,069
07/31/2027	5.000%	277,000	268,405
10/15/2031	7.750%	942,000	985,943
Total			13,308,203
Environmental 1.0%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	103,000	103,727
GFL Environmental, Inc.(a)
08/01/2025	3.750%	633,000	617,104
01/15/2031	6.750%	436,000	446,833
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,516,000	1,493,661
Total			2,661,325
Finance Companies 2.5%
GGAM Finance Ltd.(a),(b)
04/15/2029	6.875%	436,000	439,175
Navient Corp.
06/25/2025	6.750%	445,000	448,005
03/15/2031	11.500%	484,000	539,248
OneMain Finance Corp.
01/15/2029	9.000%	386,000	409,514
03/15/2030	7.875%	573,000	592,256
09/15/2030	4.000%	552,000	472,562
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	966,000	926,226
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	869,000	757,466
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	2,287,000	1,939,359

Columbia Variable Portfolio – High Yield Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
11/15/2029	5.375%	61,000	57,335
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	120,000	116,773
04/15/2029	5.500%	182,000	172,233
Total			6,870,152
Food and Beverage 2.2%
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	683,000	670,378
06/15/2030	6.000%	504,000	499,648
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,387,000	1,362,034
Post Holdings, Inc.(a)
02/15/2032	6.250%	797,000	802,556
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	498,000	457,139
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,049,000	927,955
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	700,000	637,477
US Foods, Inc.(a)
09/15/2028	6.875%	336,000	344,236
01/15/2032	7.250%	312,000	324,031
Total			6,025,454
Gaming 2.9%
Boyd Gaming Corp.
12/01/2027	4.750%	675,000	653,112
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	808,000	738,349
02/15/2030	7.000%	1,042,000	1,069,703
02/15/2032	6.500%	1,058,000	1,068,374
Churchill Downs, Inc.(a)
05/01/2031	6.750%	315,000	317,159
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	1,232,000	1,261,707
International Game Technology PLC(a)
02/15/2025	6.500%	200,000	200,586
04/15/2026	4.125%	339,000	328,596
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	141,000	146,713
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	1,001,000	926,612
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	965,000	933,180
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(a)
05/15/2028	7.000%	369,000	372,104
Total			8,016,195
Health Care 7.2%
180 Medical, Inc.(a)
10/15/2029	3.875%	200,000	180,222
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	134,616
04/15/2029	5.000%	574,000	545,242
Avantor Funding, Inc.(a)
07/15/2028	4.625%	429,000	406,438
11/01/2029	3.875%	1,334,000	1,203,061
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	531,000	549,143
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	400,000	393,821
04/01/2030	3.500%	819,000	782,856
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	249,000	235,029
03/15/2029	3.750%	249,000	227,238
03/15/2031	4.000%	291,000	259,951
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	585,000	538,388
04/15/2029	6.875%	654,000	490,163
05/15/2030	5.250%	1,703,000	1,389,219
01/15/2032	10.875%	389,000	401,762
DaVita, Inc.(a)
06/01/2030	4.625%	360,000	322,236
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	297,000	276,734
IQVIA, Inc.(a)
05/15/2030	6.500%	270,000	275,581
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	430,000	431,939
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	941,000	856,541
10/01/2029	5.250%	2,252,000	2,128,606
Select Medical Corp.(a)
08/15/2026	6.250%	1,190,000	1,193,513
Star Parent, Inc.(a)
10/01/2030	9.000%	883,000	935,063
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	42,000	41,997
04/15/2027	10.000%	348,000	348,884
Surgery Center Holdings, Inc.(a),(b)
04/15/2032	7.250%	457,000	461,008
Teleflex, Inc.
11/15/2027	4.625%	693,000	666,375
Columbia Variable Portfolio – High Yield Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.(a)
06/01/2028	4.250%	223,000	209,523
Tenet Healthcare Corp.
02/01/2027	6.250%	1,061,000	1,060,420
11/01/2027	5.125%	1,798,000	1,758,087
10/01/2028	6.125%	704,000	701,422
06/15/2030	6.125%	446,000	445,507
Total			19,850,585
Home Construction 0.3%
Meritage Homes Corp.(a)
04/15/2029	3.875%	349,000	320,888
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	432,000	410,782
04/01/2029	4.750%	102,000	95,787
Total			827,457
Independent Energy 4.6%
Baytex Energy Corp.(a)
04/30/2030	8.500%	563,000	587,389
Baytex Energy Corp.(a),(b)
03/15/2032	7.375%	553,000	558,875
Civitas Resources, Inc.(a)
11/01/2030	8.625%	187,000	200,751
07/01/2031	8.750%	601,000	643,514
CNX Resources Corp.(a)
01/15/2029	6.000%	342,000	335,173
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,884,000	1,852,724
Comstock Resources, Inc.(a)
01/15/2030	5.875%	96,000	86,943
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	461,000	455,584
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,936,000	1,934,408
02/01/2029	5.750%	418,000	407,690
11/01/2033	8.375%	399,000	431,860
Matador Resources Co.
09/15/2026	5.875%	1,155,000	1,155,839
Matador Resources Co.(a)
04/15/2028	6.875%	333,000	340,909
Matador Resources Co.(a),(b)
04/15/2032	6.500%	566,000	566,988
Permian Resources Operating LLC(a)
01/15/2032	7.000%	1,032,000	1,069,846
SM Energy Co.
07/15/2028	6.500%	568,000	570,489
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Energy Co.
02/01/2032	4.750%	1,771,000	1,630,451
Total			12,829,433
Leisure 3.0%
Boyne USA, Inc.(a)
05/15/2029	4.750%	151,000	140,046
Carnival Corp.(a)
03/01/2027	5.750%	487,000	482,065
08/15/2029	7.000%	520,000	542,920
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	1,323,000	1,443,546
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	464,000	462,692
Cinemark USA, Inc.(a)
03/15/2026	5.875%	827,000	816,992
07/15/2028	5.250%	372,000	352,224
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	297,000	283,721
NCL Corp., Ltd.(a)
02/15/2027	5.875%	426,000	420,241
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	140,000	138,648
07/15/2027	5.375%	180,000	177,405
01/15/2029	9.250%	145,000	155,558
01/15/2030	7.250%	1,707,000	1,771,921
03/15/2032	6.250%	242,000	243,875
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	329,000	333,120
Viking Cruises Ltd.(a)
07/15/2031	9.125%	585,000	639,635
Total			8,404,609
Lodging 0.2%
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	435,000	436,289
Media and Entertainment 4.0%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	835,000	730,801
09/15/2028	9.000%	506,000	527,069
06/01/2029	7.500%	135,000	111,669
04/01/2030	7.875%	635,000	631,173
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,754,000	1,655,535
iHeartCommunications, Inc.
05/01/2026	6.375%	701,000	596,848
05/01/2027	8.375%	225,000	125,337

Columbia Variable Portfolio – High Yield Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	578,000	414,519
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	278,000	251,910
03/15/2030	4.625%	877,000	786,680
02/15/2031	7.375%	1,445,000	1,515,977
Playtika Holding Corp.(a)
03/15/2029	4.250%	1,327,000	1,148,634
Roblox Corp.(a)
05/01/2030	3.875%	1,266,000	1,115,567
Univision Communications, Inc.(a)
08/15/2028	8.000%	614,000	625,725
06/30/2030	7.375%	763,000	754,998
Total			10,992,442
Metals and Mining 3.5%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	274,000	279,175
Allegheny Technologies, Inc.
10/01/2029	4.875%	212,000	199,611
10/01/2031	5.125%	886,000	821,111
Constellium NV(a)
02/15/2026	5.875%	438,000	434,859
Constellium SE(a)
04/15/2029	3.750%	2,594,000	2,335,800
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	1,204,000	1,163,432
04/01/2029	6.125%	2,376,000	2,348,812
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	900,000	797,552
Novelis Corp.(a)
01/30/2030	4.750%	1,043,000	962,031
08/15/2031	3.875%	267,000	229,445
Total			9,571,828
Midstream 5.1%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	453,000	454,937
CNX Midstream Partners LP(a)
04/15/2030	4.750%	1,064,000	947,393
DCP Midstream Operating LP
04/01/2044	5.600%	624,000	608,983
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	749,000	764,935
DT Midstream, Inc.(a)
04/15/2032	4.300%	149,000	135,165
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP
08/01/2024	4.000%	170,000	168,864
07/15/2028	5.500%	720,000	710,094
07/15/2048	6.500%	292,000	292,748
EQM Midstream Partners LP(a)
06/01/2027	7.500%	226,000	231,700
07/01/2027	6.500%	503,000	507,854
04/01/2029	6.375%	307,000	309,158
NuStar Logistics LP
10/01/2025	5.750%	1,237,000	1,231,822
06/01/2026	6.000%	1,107,000	1,103,597
04/28/2027	5.625%	124,000	122,793
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,237,000	1,184,541
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	902,000	812,033
08/15/2031	4.125%	2,120,000	1,887,961
11/01/2033	3.875%	2,256,000	1,918,226
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	344,000	370,842
02/01/2032	9.875%	369,000	397,805
Total			14,161,451
Oil Field Services 1.4%
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	236,000	240,580
Nabors Industries Ltd.(a)
01/15/2028	7.500%	452,000	423,770
Nabors Industries, Inc.(a)
05/15/2027	7.375%	600,000	598,905
01/31/2030	9.125%	263,000	273,513
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	475,000	487,425
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	1,101,000	1,145,834
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	704,000	711,974
Total			3,882,001
Other Industry 0.1%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	290,000	274,119
Other REIT 1.4%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	175,000	172,004
02/01/2027	4.250%	1,856,000	1,735,197
06/15/2029	4.750%	322,000	292,554
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	501,000	466,431
Columbia Variable Portfolio – High Yield Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	167,000	172,138
04/01/2032	6.500%	428,000	429,226
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	346,000	329,562
Service Properties Trust(a)
11/15/2031	8.625%	344,000	367,166
Total			3,964,278
Packaging 1.6%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	750,000	729,895
09/01/2029	4.000%	1,830,000	1,475,400
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	368,000	355,220
Canpack SA/US LLC(a)
11/15/2029	3.875%	939,000	831,190
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	623,000	613,266
08/15/2027	8.500%	530,000	523,617
Total			4,528,588
Pharmaceuticals 1.5%
1375209 BC Ltd.(a)
01/30/2028	9.000%	84,000	82,335
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	405,000	382,159
06/01/2028	4.875%	871,000	474,620
09/30/2028	11.000%	151,000	100,784
10/15/2030	14.000%	30,000	17,621
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,364,000	1,128,754
Jazz Securities DAC(a)
01/15/2029	4.375%	363,000	338,124
Organon Finance 1 LLC(a)
04/30/2028	4.125%	413,000	384,741
04/30/2031	5.125%	1,461,000	1,293,881
Total			4,203,019
Property & Casualty 4.0%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	481,000	453,027
10/15/2027	6.750%	1,320,000	1,298,644
04/15/2028	6.750%	901,000	906,652
11/01/2029	5.875%	162,000	150,738
01/15/2031	7.000%	942,000	952,519
AmWINS Group, Inc.(a)
02/15/2029	6.375%	552,000	554,495
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AssuredPartners, Inc.(a)
01/15/2029	5.625%	461,000	424,624
02/15/2032	7.500%	415,000	407,777
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	896,000	829,403
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	186,000	186,007
HUB International Ltd.(a)
01/31/2032	7.375%	701,000	706,433
HUB International, Ltd.(a)
06/15/2030	7.250%	2,371,000	2,438,608
MGIC Investment Corp.
08/15/2028	5.250%	101,000	98,336
Panther Escrow Issuer LLC(a),(b)
06/01/2031	7.125%	931,000	947,610
Radian Group, Inc.
03/15/2027	4.875%	235,000	229,521
05/15/2029	6.200%	198,000	200,888
USI, Inc.(a)
01/15/2032	7.500%	329,000	329,359
Total			11,114,641
Refining 0.5%
HF Sinclair Corp.(a)
04/15/2027	6.375%	659,000	662,875
02/01/2028	5.000%	861,000	836,871
Total			1,499,746
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	551,000	549,668
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	130,000	119,327
01/15/2030	6.750%	160,000	143,614
IRB Holding Corp.(a)
06/15/2025	7.000%	650,000	650,829
Yum! Brands, Inc.
04/01/2032	5.375%	660,000	639,375
Total			2,102,813
Retailers 1.7%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	201,000	185,966
02/15/2032	5.000%	201,000	182,083
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	440,000	405,517

Columbia Variable Portfolio – High Yield Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hanesbrands, Inc.(a)
05/15/2026	4.875%	425,000	414,190
02/15/2031	9.000%	288,000	295,827
L Brands, Inc.(a)
07/01/2025	9.375%	200,000	208,597
10/01/2030	6.625%	719,000	735,713
L Brands, Inc.
06/15/2029	7.500%	145,000	151,035
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	299,000	274,769
08/01/2031	8.250%	123,000	128,577
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	291,147
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	587,000	548,151
02/15/2029	7.750%	275,000	267,795
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	852,000	684,440
Total			4,773,807
Technology 9.5%
Block, Inc.
06/01/2031	3.500%	318,000	276,743
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	212,000	212,085
03/01/2026	9.125%	129,000	129,183
Camelot Finance SA(a)
11/01/2026	4.500%	501,000	482,024
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	115,000	119,120
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	307,000	313,626
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	811,000	750,393
07/01/2029	4.875%	963,000	890,859
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,299,000	1,246,390
CommScope Technologies LLC(a)
06/15/2025	6.000%	300,000	259,539
03/15/2027	5.000%	470,000	179,369
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,288,000	1,188,353
Entegris Escrow Corp.(a)
04/15/2029	4.750%	1,084,000	1,039,958
06/15/2030	5.950%	787,000	777,948
GoTo Group, Inc.(a)
05/01/2028	5.500%	263,153	228,074
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	1,278,000	1,338,241
HealthEquity, Inc.(a)
10/01/2029	4.500%	823,000	760,701
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	765,000	686,023
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	798,000	733,222
Iron Mountain Information Management Services, Inc.(a)
07/15/2032	5.000%	395,000	360,543
Iron Mountain, Inc.(a)
09/15/2027	4.875%	912,000	880,713
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,223,000	1,119,827
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	952,000	1,018,108
NCR Corp.(a)
10/01/2028	5.000%	716,000	667,850
04/15/2029	5.125%	1,761,000	1,632,617
10/01/2030	5.250%	46,000	41,696
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	1,122,000	1,061,555
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,721,000	1,634,249
Seagate HDD Cayman(a)
12/15/2029	8.250%	311,000	333,944
07/15/2031	8.500%	346,000	373,771
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	1,177,000	1,137,781
Synaptics, Inc.(a)
06/15/2029	4.000%	635,000	571,573
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	343,169
UKG, Inc.(a)
02/01/2031	6.875%	1,095,000	1,115,811
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,020,000	1,023,514
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,627,000	1,463,280
Total			26,391,852
Transportation Services 0.0%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	42,000	41,915
Wireless 1.8%
Altice France Holding SA(a)
02/15/2028	6.000%	1,135,000	310,936
Columbia Variable Portfolio – High Yield Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice France SA(a)
02/01/2027	8.125%	597,000	465,912
07/15/2029	5.125%	1,943,000	1,314,102
SBA Communications Corp.
02/01/2029	3.125%	785,000	695,734
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,539,000	1,303,756
07/15/2031	4.750%	1,182,000	1,018,909
Total			5,109,349
Wirelines 1.6%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	597,000	611,403
03/15/2031	8.625%	778,000	794,323
Iliad Holding SAS(a)
10/15/2026	6.500%	2,208,000	2,185,395
10/15/2028	7.000%	908,000	898,930
Total			4,490,051
Total Corporate Bonds & Notes (Cost $262,899,761)			257,566,418

Foreign Government Obligations(d) 1.2%

Canada 1.2%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	444,000	437,058
11/15/2028	8.500%	1,087,000	1,156,891
05/15/2029	4.250%	225,000	193,064
02/15/2030	9.000%	1,558,000	1,609,933
Total			3,396,946
Total Foreign Government Obligations (Cost $3,336,707)			3,396,946

Senior Loans 1.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.4%
8th Avenue Food & Provisions, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.191%	1,112,461	1,090,980
Property & Casualty 0.2%
Truist (McGriff) Insurance Services, Inc.(e),(f),(g)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/08/2032	10.073%	513,932	516,502
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.2%
PetSmart LLC(e),(f),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.176%	553,622	551,662
Technology 0.9%
Applied Systems, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.500% 02/24/2031	8.821%	379,404	381,506
Ascend Learning LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.926%	754,964	749,966
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.176%	348,000	341,802
DCert Buyer, Inc.(e),(f)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.326%	52,667	47,285
UKG, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 3.500% 02/10/2031	8.814%	589,460	592,260
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.680%	443,552	446,692
Total			2,559,511
Total Senior Loans (Cost $4,707,149)			4,718,655

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(h),(i)	7,395,033	7,393,554
Total Money Market Funds (Cost $7,393,035)		7,393,554
Total Investments in Securities (Cost: $282,460,552)		276,842,768
Other Assets & Liabilities, Net		419,142
Net Assets		277,261,910

Columbia Variable Portfolio – High Yield Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $236,653,715, which represents 85.35% of total net assets.

(b)	Represents a security purchased on a when-issued basis.
(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)
The stated interest rate represents the weighted average interest rate at March 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Variable rate security. The interest rate shown was the current rate as of March 31, 2024.
(g)	Represents a security purchased on a forward commitment basis.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(i)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	3,421,439	19,969,548	(15,997,610)	177	7,393,554	398	54,781	7,395,033
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – High Yield Bond Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7010_12_C01_(05/24)